Commitments - Capital commitments (Details) - GBP (£)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Property, plant and equipment
Capital commitments
Capital commitments	£ 5,036,000	£ 13,262,000	£ 11,828,000
Other intangible assets
Capital commitments
Capital commitments	£ 0	£ 0	£ 0